Goodwill and intangible assets, net - Estimated Future Amortization of Long-Lived Intangible Assets (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Future Amortization of Intangible Assets [Abstract]
2025	$ 143
2026	141
2027	139
2028	136
2029	122
Thereafter	1,151
Total	$ 1,832	$ 1,884